LEASE LIABILITIES - Leases by Category (Details)	Dec. 31, 2020 lease extension_option purchase_option
Additional information about leasing activities
Right-of-use assets leased (leases)	184
Leases with extension options (leases)	65
Extension options reasonably certain to exercise (extension options) | extension_option	11
Leases with options to purchase (leases)	16
Purchase options reasonably certain to exercise (extension options) | purchase_option	6
Leases with variable payments linked to an index (leases)	30
Leases with termination options, none of which are reasonably certain to exercise (leases)	7
Buildings
Additional information about leasing activities
Right-of-use assets leased (leases)	35
Leases with extension options (leases)	21
Extension options reasonably certain to exercise (extension options) | extension_option	11
Leases with options to purchase (leases)	1
Purchase options reasonably certain to exercise (extension options) | purchase_option	1
Leases with variable payments linked to an index (leases)	0
Leases with termination options, none of which are reasonably certain to exercise (leases)	6
Manufacturing equipment
Additional information about leasing activities
Right-of-use assets leased (leases)	95
Leases with extension options (leases)	42
Extension options reasonably certain to exercise (extension options) | extension_option	0
Leases with options to purchase (leases)	7
Purchase options reasonably certain to exercise (extension options) | purchase_option	5
Leases with variable payments linked to an index (leases)	30
Leases with termination options, none of which are reasonably certain to exercise (leases)	0
Furniture, office equipment and other
Additional information about leasing activities
Right-of-use assets leased (leases)	54
Leases with extension options (leases)	2
Extension options reasonably certain to exercise (extension options) | extension_option	0
Leases with options to purchase (leases)	8
Purchase options reasonably certain to exercise (extension options) | purchase_option	0
Leases with variable payments linked to an index (leases)	0
Leases with termination options, none of which are reasonably certain to exercise (leases)	1